Merger Agreement (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 25, 2022	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition, Contingent Consideration [Line Items]
Cash Consideration	$ 50,000,000
Earnout consideration, shares	10,344,828
Subsequent Event [Member] | Base 2022 Target [Member]
Business Acquisition, Contingent Consideration [Line Items]
Adjusted EBITDA value		$ 145,000,000	$ 125,000,000
Shares for adjusted EBITDA		3,448,276	3,448,276
Subsequent Event [Member] | Bonus 2022 Target [Member]
Business Acquisition, Contingent Consideration [Line Items]
Adjusted EBITDA value		$ 165,000,000	$ 145,000,000
Shares for adjusted EBITDA		5,172,414	5,172,414
Per Membership Interest Merger Consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Converted amount	$ 343,000,000
Conversion price	$ 10.15
Earnout Merger Consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Converted amount	$ 105,000,000
Conversion price	$ 10.15
Merger Consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Converted amount	$ 50,000,000